Debt - Long-term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020
Long-term Debt
Effective interest rate				8.90%
Junior subordinated notes
Long-term Debt
Effective interest rate		3.97%
Junior Subordinated Notes, Fair Value
Long-term debt	$ 62,000	$ 62,000	$ 62,000
Fair value adjustment	(26,111)	(15,464)	(17,587)
Total	$ 35,889	$ 46,536	$ 44,413
Junior subordinated notes | London Interbank Offered Rate (LIBOR)
Long-term Debt
Applicable margin (as a percent)	3.75%	3.75%